SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ (99)	¥ (696)	¥ (729)	¥ (781)
Interest income	1	5	13	13
Finance costs	(7)	(48)	191	(166)
Fair value loss on financial instruments, net	120	847	1,007	(38,349)
Loss before income tax	(1,177)	(8,337)	(23,338)	(48,979)
Other income/(losses)	529	3,742	699	599
Loss for the year from continuing operations	(1,177)	(8,337)	(23,338)	(43,884)
Total assets	35,855		249,906	218,042	¥ 253,807
Total liabilities	25,118		97,602	101,668	177,812
Income tax benefit				5,095
Segment assets	35,855		249,906		253,807
Assets of segment – Wastewater treatment			315,000
Net off			(244,915)
Total assets	35,855		319,991		253,807
Segment liabilities	25,118		97,602		177,812
Liabilities of segment - Wastewater treatment			254,396
Net off			(209,456)
Total liabilities	25,118		142,542		177,812
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization		(4)	(28)	(64)
Interest income		1		1
Finance costs		(1)	(1)	(1)
Fair value loss on financial instruments, net
Loss before income tax	178	1,263	(39)	(161)
Other income/(losses)	529	3,742	698	600
Loss for the year from continuing operations	178	1,263	(39)	(161)
Total assets	35,619		36,015	39,018	252,133
Total liabilities	22,502		38,306	41,251	159,285
Income tax benefit
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	(99)	(692)	(701)	(717)
Interest income	1	4	13	12
Finance costs	(7)	(47)	192	(165)
Fair value loss on financial instruments, net	120	847	1,007	(38,349)
Loss before income tax	(1,355)	(9,600)	(23,299)	(48,818)
Other income/(losses)			1	(1)
Loss for the year from continuing operations	(1,355)	¥ (9,600)	(23,299)	(43,723)
Total assets	236		213,891	179,024	1,674
Total liabilities	$ 2,616		¥ 59,296	60,417	¥ 18,527
Income tax benefit				¥ 5,095